SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	$ 4.4	$ (5.4)
Inventories	16.2	(53.1)
Prepaid expenses and other	(2.3)	(0.6)
Trade and other payables	7.6	(12.5)
Total change in non-cash operating working capital	25.9	(71.6)
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on concentrate contracts	(0.2)	0.7
Equity settled share-based payment expense	0.7	2.7
Loss on disposal of assets	1.2	0.3
Settlement and loss on revaluation of gold price option contracts	21.7	4.8
Unrealized gain on gold stream obligation	(20.1)	(11.7)
Settlement (gain) loss on revaluation of copper price option contracts	0.7	(4.8)
Revaluation of CSP's reclamation and closure cost obligation	(0.6)	1.0
Inventory write-downs	14.1	15.8
Other non-cash adjustments	0.0	0.2
Total other non-cash adjustments	$ 17.5	$ 9.0